ONcore Series of Variable Annuities

The Ohio National Life Insurance Company

Ohio National Variable Account A

Supplement dated September 25, 2015

to the Prospectuses dated May 1, 2015

The following supplements and amends the prospectuses dated May 1, 2015:

The following supplements “Available Funds” in the prospectus.

Available Funds

Effective September 25, 2015, the following replaces the information for the Ohio National Fund Capital Growth Portfolio:

Fund	Investment Adviser (Subadviser)
Ohio National Fund, Inc.
ClearBridge Small Cap Portfolio	(ClearBridge, LLC)

All references to such portfolio are amended to reflect the name change.

The adviser for Franklin VolSmart Allocation VIP Fund is Franklin Advisers, Inc.

Effective October 1, 2015, the following replaces Appendix C in the prospectus.

Appendix C

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model
PIMCO Global Diversified Allocation Portfolio	13%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	13%
TOPS® Managed Risk Balanced ETF Portfolio	10%
TOPS® Managed Risk Moderate Growth ETF Portfolio	10%
Fidelity® VIP Target Volatility Portfolio	8%
Goldman Sachs Global Trends Allocation Fund	8%
Janus INTECH U.S. Low Volatility Portfolio	6%
AB VPS Global Risk Allocation-Moderate Portfolio	5%
Federated Managed Volatility Fund II	5%
Franklin VolSmart Allocation VIP Fund	5%
Risk Managed Balanced Portfolio	5%
Balanced Portfolio	4%
TOPS® Managed Risk Growth ETF Portfolio	4%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Global Dynamic Multi-Asset Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	20%
Western Asset Core Plus VIT Portfolio	20%
PIMCO Real Return Portfolio	16%
PIMCO Low Duration Portfolio	8%
Balanced Portfolio	7%
High Income Bond Portfolio	6%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Capital Appreciation Portfolio	4%
Goldman Sachs Large Cap Value Fund	4%
Strategic Value Portfolio	3%
Bristol Portfolio	2%
Lazard Retirement International Equity Portfolio	2%
Templeton Foreign VIP Fund	2%

Model 2: Moderately Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	16%
Western Asset Core Plus VIT Portfolio	16%
PIMCO Real Return Portfolio	11%
Balanced Portfolio	7%
Lazard Retirement International Equity Portfolio	6%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Goldman Sachs Large Cap Value Fund	5%
High Income Bond Portfolio	5%
PIMCO Low Duration Portfolio	5%
Capital Appreciation Portfolio	4%
Equity Portfolio	4%
Templeton Foreign VIP Fund	4%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 3: Balanced

Portfolio	Percentage of Model
Western Asset Core Plus VIT Portfolio	15%
Balanced Portfolio	9%
Lazard Retirement International Equity Portfolio	9%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	9%
PIMCO Real Return Portfolio	7%
Templeton Foreign VIP Fund	7%
Capital Appreciation Portfolio	6%
Equity Portfolio	6%
Goldman Sachs Large Cap Value Fund	6%
High Income Bond Portfolio	4%
PIMCO Low Duration Portfolio	4%
Bristol Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Strategic Value Portfolio	3%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Royce Small-Cap Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	11%
PIMCO Total Return Portfolio	10%
Templeton Foreign VIP Fund	10%
Balanced Portfolio	8%
Equity Portfolio	7%
Goldman Sachs Large Cap Value Fund	7%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	7%
Capital Appreciation Portfolio	6%
Strategic Value Portfolio	6%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Small Cap Growth Portfolio	4%
Bristol Growth Portfolio	3%
Bristol Portfolio	3%
Bryton Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Fidelity® VIP Real Estate Portfolio	2%
Royce Small-Cap Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	13%
Templeton Foreign VIP Fund	12%
Goldman Sachs Large Cap Value Fund	8%
Balanced Portfolio	7%
Capital Appreciation Portfolio	7%
Equity Portfolio	7%
Strategic Value Portfolio	7%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
ClearBridge Small Cap Portfolio	5%
Lazard Retirement Emerging Markets Equity Portfolio	5%
Small Cap Growth Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Bristol Growth Portfolio	3%
Bryton Growth Portfolio	3%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO Real Return Portfolio	2%

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